Convertible Notes Payable (Details) - Schedule of convertible notes payable - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 4,340,051
Warrants granted, Quantity			6,667
Less: Debt Discount		(1,944,282)	$ (8,120)	$ (309,637)
Less: Debt Issuance Costs		(104,759)	$ (1,537)	(73,527)
Total		2,291,010		$ 897,516
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 224,888
Interest Rate		11.00%
Conversion Price	[1]
Maturity Date		February-23
Warrants granted, Quantity
Warrants granted, Exercise Price
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 115,163
Interest Rate		11.00%
Conversion Price	[1]
Maturity Date		May-23
Warrants granted, Quantity
Warrants granted, Exercise Price
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Outstanding Principal		$ 4,000,000
Interest Rate		18.00%
Conversion Price	[1]	$ 2
Maturity Date		November-22
Warrants granted, Quantity		4,000,000
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 3
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) - Schedule of convertible notes payable [Line Items]
Warrants granted, Exercise Price		$ 6

[1]	As subject to adjustment as further outlined in the notes